Total
Pacific Global™ Focused High Yield ETF
Pacific Global™ Focused High Yield ETF
Investment Objective
Pacific Global Focused High Yield ETF (the “Fund”) seeks income and long-term growth of capital.
Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares. These costs are not included in the table and expense example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Pacific Global™ Focused High Yield ETF Pacific Global Focused High Yield ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Pacific Global™ Focused High Yield ETF Pacific Global Focused High Yield ETF
Management Fee	0.39%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.39%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Pacific Global™ Focused High Yield ETF | Pacific Global Focused High Yield ETF | USD ($)	40	125	219	493

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses table or in the Example above, may affect the Fund's performance.

For the fiscal year ended June 30, 2020, the Fund’s portfolio turnover rate was 13% of the average value of the portfolio.

Principal Investment Strategies of the Fund

Pacific Asset Management LLC (the "Sub-Adviser") seeks to achieve the Fund's investment objective by actively selecting a focused portfolio comprised of approximately 60 to 90 liquid high yield debt securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in high yield debt securities. The Fund is expected to invest primarily in securities that are, at the time of purchase, rated below investment grade (i.e., high yield securities, sometimes called "junk bonds" or non-investment grade securities) or, if unrated, of comparable quality as determined by the Sub-Adviser. Debt securities in which the Fund invests focus on U.S. dollar denominated corporate bonds of domestic and foreign issuers.

The Fund is actively managed. In pursuing its investment objective, the Fund seeks to outperform the Bloomberg Barclays US High Yield Very Liquid Index. In seeking to outperform this index, the Fund generally invests in the types of securities that comprise the index, which are publicly issued US dollar denominated, high yield corporate bonds with above-average liquidity. The Fund may invest in securities not included in the index.

Individual security selection is generally based on the Sub-Adviser's fundamental research process. Decisions to sell are generally based on the Sub-Adviser's belief that the particular investment has achieved its valuation target, there have been changes in the fundamentals of the issuer, or another opportunity of greater relative value exists.

On a day-to-day basis, the Fund may hold senior loans, floating rate notes, investment grade bonds, asset backed securities, and money market instruments, cash, and/or other cash equivalents. The Fund may invest from time to time more heavily in one or more sectors of the economy than other sectors.

Principal Risks of Investing in the Fund

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

High Yield Securities Risk. The Fund’s investments in high yield securities or “junk bonds” are subject to a greater risk of loss of income and principal than higher grade debt securities. Issuers of lower-quality debt securities may have substantially greater risk of default than higher quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, the market or the economy in general. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Floating or adjustable rate securities (such as most loans) typically have less exposure to interest rate fluctuations than other fixed income securities and their exposure will generally be limited to the period of time until the interest rate on the security is reset.

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Asset-Backed Securities Risk. When the Fund invests in asset-backed securities, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

Credit Risk. The Fund could lose money if the issuer or guarantor of a debt instrument in which the Fund invests becomes unwilling or unable to make timely principal and/or interest payments or to otherwise meet its obligations. Credit risk is heightened as the Fund invests in high yield securities.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund.

Foreign Investment Risk. The Fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Income Risk. The income from the Fund’s investments may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the Fund’s portfolio current earnings rate.

Issuer Risk. Fund performance depends on the performance of individual securities that the Fund holds. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Market Risk. Overall market risks may affect the value of the Fund. Factors such as U.S. economic growth and market conditions, interest rate levels and political events affect the securities markets. The prices of securities held by the Fund may decline in response to certain events taking place in the U.S. and around the world, including those directly involving the companies whose securities are owned by the Fund. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. There is a risk that you may lose money by investing in the Fund.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV. Such risks may be heightened during periods of market stress.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Small Fund Risk. When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Because the Fund has less than one calendar year of operating history, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at http://www.pacificglobaletfs.com.